Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 558,049		¥ 137,256
Accumulated Amortization	(117,628)		(109,510)
Net Carrying Value	440,421	$ 67,497	27,746
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	202,100
Accumulated Amortization	0
Net Carrying Value	202,100	30,973
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	175,309		68,380
Accumulated Amortization	(56,993)		(52,439)
Net Carrying Value	118,316	18,133	15,941
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	46,900		9,050
Accumulated Amortization	(5,600)		(9,050)
Net Carrying Value	41,300	6,330	0
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	27,000		27,000
Accumulated Amortization	(27,000)		(27,000)
Net Carrying Value	0	0	0
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,237		2,023
Accumulated Amortization	(2,012)		(1,940)
Net Carrying Value	225	34	83
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	73,500
Accumulated Amortization	0
Net Carrying Value	73,500	11,264
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,870		2,670
Accumulated Amortization	(2,579)		(2,670)
Net Carrying Value	291	44	0
Insurance Brokerage License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	28,133		28,133
Accumulated Amortization	(23,444)		(16,411)
Net Carrying Value	¥ 4,689	$ 719	¥ 11,722